COMPANY'S OPERATIONS - Approval of the legal merger of Facepa (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Cash and cash equivalents	R$ 6,835,057	R$ 3,249,127	R$ 4,387,453	R$ 1,076,833
Trade accounts receivable	2,915,206	3,035,817
Inventories	4,009,335	4,685,595
Recoverable taxes	406,850	997,201
Other assets	738,924	335,112
Total current assets	17,957,994	18,884,237
NON CURRENT
Recoverable taxes	834,575	708,914
Deferred taxes	8,677,002	2,134,040
Judicial deposits	257,789	268,672
Property, plant and equipment	39,156,890	41,120,945
Right of use	4,344,078	3,850,237	0
Intangible assets	8,741,949	9,649,789	180,311
TOTAL ASSET	101,800,748	97,908,225
CURRENT
Trade accounts payable	2,361,098	2,376,459
Lease liabilities	620,177	656,844
Taxes payable	170,482	307,639
Payroll and charges	492,728	400,435
Dividends payable	6,232	5,720
Other liabilities	360,916	456,338
Total current liabilities	8,172,823	11,479,195
NON CURRENT
Loans and financing	70,856,496	57,456,375
Lease liabilities	4,571,583	3,327,226
Provision for judicial liabilities	3,255,955	3,512,477
Total non-current liabilities	86,290,547	68,341,061
TOTAL LIABILITIES	94,463,370	79,820,256
EQUITY
Accumulated profit		317,144
Total equity	7,337,378	18,087,969	R$ 12,025,934	R$ 11,616,610
TOTAL LIABILITIES AND EQUITY	101,800,748	R$ 97,908,225
Facepa
CURRENT
Cash and cash equivalents	47,397
Trade accounts receivable	53,777
Inventories	34,977
Recoverable taxes	45,738
Other assets	1,845
Total current assets	183,734
NON CURRENT
Recoverable taxes	183
Deferred taxes	4,498
Judicial deposits	1,231
Total	5,912
Investment	15,839
Property, plant and equipment	65,487
Right of use	1,389
Intangible assets	120
Total	82,835
Total non-current assets	88,747
TOTAL ASSET	272,481
CURRENT
Trade accounts payable	219,578
Lease liabilities	451
Taxes payable	1,813
Payroll and charges	7,064
Dividends payable	8,004
Other liabilities	4,515
Total current liabilities	241,425
NON CURRENT
Loans and financing	3,650
Lease liabilities	1,011
Provision for judicial liabilities	7
Total non-current liabilities	4,668
TOTAL LIABILITIES	246,093
EQUITY
Share capital	24,713
Accumulated profit	1,675
Total equity	26,388
TOTAL LIABILITIES AND EQUITY	R$ 272,481